Bank Loan - current portion (Details 1) - M V Free Neptune [Member]	12 Months Ended
Dec. 31, 2015 USD ($)
Short-term Debt [Line Items]
Payment of loans	$ 837,500
Installments of loans	Four quarterly
Balloon Payments	$ 14,248,000
Maturity date of loans	Dec. 16, 2016
Bank loans issuer	National Bank of Greece